Financial Investments - Additional Information (Detail) - Cash and Cash Equivalent and Financial Investments [member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Interbank Interest Equivalent Percent	97.36%	99.59%
Brazil, Brazil Real [member]
Disclosure of financial assets [line items]
Weighted average interest rate	10.55%	13.15%
United States of America, Dollars [member]
Disclosure of financial assets [line items]
Weighted average interest rate	5.50%	5.34%